Other Non-Current Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Other Non-Current Financial Liabilities [Abstract]
Schedule of Other Non-Current Financial Liabilities

Other non-current financial liabilities consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Other non-current liabilities
Lease liabilities	$511,558	$241,951
Total	$511,558	$241,951